Prospectus Supplement May 1, 2022

For the following funds with prospectuses dated
August 1, 2021 – March 1, 2022 (as supplemented to date):

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income Fund SM

American Funds Emerging Markets Bond Fund®
American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®

American Funds International Vantage Fund SM American Funds Mortgage Fund® American Funds Multi-Sector Income FundSM American Funds Strategic Bond Fund SM Short-Term Bond Fund of America®

Changes apply to all funds unless otherwise noted.

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” summary section of the prospectus for each of the funds listed above, except American Funds Emerging Markets Bond Fund, are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

American Funds Corporate Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.23
Other expenses	0.17	0.16	0.19	0.18	0.17	0.07	0.22
Total annual fund operating expenses	0.72	1.41	0.69	0.68	0.42	0.32	0.70
Expense reimbursement[3]	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Total annual fund operating expenses after expense reimbursement	0.71	1.40	0.68	0.67	0.41	0.31	0.69

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.22	0.16	0.24	0.21	0.19	0.13	0.14
Total annual fund operating expenses	1.47	0.91	0.74	0.71	0.44	0.38	1.39
Expense reimbursement[3]	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Total annual fund operating expenses after expense reimbursement	1.46	0.90	0.73	0.70	0.43	0.37	1.38

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.38	0.28	0.21	0.16	0.24	0.13	0.07
Total annual fund operating expenses	1.38	1.13	0.96	0.66	0.49	0.38	0.32
Expense reimbursement[3]	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Total annual fund operating expenses after expense reimbursement	1.37	1.12	0.95	0.65	0.48	0.37	0.31

3 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$445	$243	$318	$68	$42	$32	$418	$249	$92	$323	$72	$44	$38	$140
3 years	596	445	464	217	134	102	565	464	289	480	226	140	121	439
5 years	760	770	624	378	234	179	725	802	503	650	394	245	212	760
10 years	1,235	1,502	1,086	846	529	405	1,189	1,265	1,119	1,145	882	554	479	1,668

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$139	$114	$97	$66	$49	$38	$32		1 year	$143	$149
3 years	436	358	305	210	156	121	102		3 years	445	464
5 years	754	621	530	367	273	212	179		5 years	770	802
10 years	1,657	1,374	1,177	822	615	479	405		10 years	1,502	1,265

American Funds Developing World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[3]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees	0.26	1.00	0.25	0.25	none	none	0.24
Other expenses	0.26	0.26	0.28	0.25	0.22	0.12	0.31
Total annual fund operating expenses	1.17	1.91	1.18	1.15	0.87	0.77	1.20

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[3]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.31	0.21	0.32	0.30	0.23	0.21	0.20
Total annual fund operating expenses	1.96	1.36	1.22	1.20	0.88	0.86	1.85
Expense reimbursement	—	—	—	—	—	0.03[2]	—
Total annual fund operating expenses after expense reimbursement	1.96	1.36	1.22	1.20	0.88	0.83	1.85

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[3]	0.65%	0.65	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.46	0.32	0.26	0.21	0.27	0.17	0.12
Total annual fund operating expenses	1.86	1.57	1.41	1.11	0.92	0.82	0.77

2 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

3 Restated to reflect current fees.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$687	$294	$367	$117	$89	$79	$468	$299	$138	$371	$122	$90	$85	$188
3 years	925	600	615	365	278	246	718	615	431	628	381	281	271	582
5 years	1,182	1,032	883	633	482	428	987	1,057	745	904	660	488	474	1,001
10 years	1,914	2,040	1,646	1,398	1,073	954	1,754	1,823	1,635	1,690	1,455	1,084	1,058	2,169

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$189	$160	$144	$113	$94	$84	$79		1 year	$194	$199
3 years	585	496	446	353	293	262	246		3 years	600	615
5 years	1,006	855	771	612	509	455	428		5 years	1,032	1,057
10 years	2,180	1,867	1,691	1,352	1,131	1,014	954		10 years	2,040	1,823

American Funds Global Insight Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.25
Other expenses	0.14	0.14	0.16	0.16	0.14	0.05	0.18
Total annual fund operating expenses	0.85	1.55	0.82	0.82	0.55	0.46	0.84

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.18	0.16	0.20	0.21	0.19	0.15	0.21
Total annual fund operating expenses	1.59	1.07	0.86	0.87	0.60	0.56	1.62
Expense reimbursement	—	—	—	—	—	0.05[3]	—
Total annual fund operating expenses after expense reimbursement	1.59	1.07	0.86	0.87	0.60	0.51	1.62

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.32	0.23	0.16	0.15	0.21	0.10	0.05
Total annual fund operating expenses	1.48	1.24	1.07	0.81	0.62	0.51	0.46
Expense reimbursement	—	0.01[3]	—	0.02[3]	0.03[3]	0.03[3]	—
Total annual fund operating expenses after expense reimbursement	1.48	1.23	1.07	0.79	0.59	0.48	0.46

3 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$657	$258	$332	$84	$56	$47	$433	$262	$109	$336	$89	$61	$52	$165
3 years	831	490	505	262	176	148	609	502	340	518	278	192	174	511
5 years	1,019	845	694	455	307	258	800	866	590	715	482	335	308	881
10 years	1,564	1,657	1,238	1,014	689	579	1,351	1,417	1,306	1,284	1,073	750	697	1,922

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$151	$125	$109	$81	$60	$49	$47		1 year	$158	$162
3 years	468	392	340	257	196	161	148		3 years	490	502
5 years	808	680	590	448	343	282	258		5 years	845	866
10 years	1,768	1,499	1,306	1,000	771	638	579		10 years	1,657	1,417

American Funds Inflation Linked Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.23
Other expenses	0.12	0.11	0.14	0.16	0.14	0.05	0.17
Total annual fund operating expenses	0.67	1.36	0.64	0.66	0.39	0.30	0.65

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.17	0.13	0.19	0.21	0.16	0.14	0.20
Total annual fund operating expenses	1.42	0.88	0.69	0.71	0.41	0.39	1.45
Expense reimbursement	—	—	—	—	—	0.04[2]	—
Total annual fund operating expenses after expense reimbursement	1.42	0.88	0.69	0.71	0.41	0.35	1.45

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.35	0.25	0.19	0.13	0.19	0.09	0.05
Total annual fund operating expenses	1.35	1.10	0.94	0.63	0.44	0.34	0.30

2 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

3 Restated to reflect current fees.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$317	$238	$314	$67	$40	$31	$315	$245	$90	$319	$73	$42	$36	$148
3 years	459	431	450	211	125	97	453	449	281	465	227	132	121	459
5 years	614	745	598	368	219	169	603	776	488	625	395	230	215	792
10 years	1,064	1,446	1,028	822	493	381	1,040	1,208	1,084	1,087	883	518	489	1,735

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$137	$112	$96	$64	$45	$35	$31		1 year	$138	$145
3 years	428	350	300	202	141	109	97		3 years	431	449
5 years	739	606	520	351	246	191	169		5 years	745	776
10 years	1,624	1,340	1,155	786	555	431	381		10 years	1,446	1,208

American Funds International Vantage Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[3]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.25
Other expenses	0.22	0.22	0.23	0.21	0.20	0.11	0.27
Total annual fund operating expenses	1.00	1.70	0.96	0.94	0.68	0.59	1.00
Expense reimbursement[2]	0.03	0.03	0.03	0.03	0.03	0.06	0.03
Total annual fund operating expenses after expense reimbursement	0.97	1.67	0.93	0.91	0.65	0.53	0.97

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[3]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.26	0.23	0.28	0.27	0.25	0.20	0.21
Total annual fund operating expenses	1.74	1.21	1.01	1.00	0.73	0.68	1.69
Expense reimbursement[2]	0.03	0.03	0.03	0.03	0.03	0.08	0.04
Total annual fund operating expenses after expense reimbursement	1.71	1.18	0.98	0.97	0.70	0.60	1.65

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[3]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.42	0.31	0.25	0.19	0.27	0.15	0.11
Total annual fund operating expenses	1.65	1.39	1.23	0.92	0.75	0.63	0.59
Expense reimbursement[2]	0.03	0.03	0.04	0.04	0.07	0.06	0.06
Total annual fund operating expenses after expense reimbursement	1.62	1.36	1.19	0.88	0.68	0.57	0.53

2 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

3 Restated to reflect current fees.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$668	$270	$343	$93	$66	$54	$445	$274	$120	$347	$99	$72	$61	$168
3 years	872	533	545	297	215	183	654	545	381	561	315	230	210	529
5 years	1,093	920	765	517	376	323	880	941	662	791	550	403	371	914
10 years	1,727	1,820	1,396	1,152	844	732	1,529	1,590	1,463	1,453	1,222	904	839	1,994

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$165	$138	$121	$90	$69	$58	$54		1 year	$170	$174
3 years	517	437	386	289	233	196	183		3 years	533	545
5 years	894	758	672	505	410	345	323		5 years	920	941
10 years	1,952	1,666	1,485	1,128	924	781	732		10 years	1,820	1,590

American Funds Mortgage Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[3]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none	0.23
Other expenses	0.19	0.19	0.22	0.17	0.15	0.04	0.23
Total annual fund operating expenses	0.62	1.37	0.65	0.60	0.33	0.22	0.64

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[3]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.24	0.18	0.26	0.22	0.24	0.17	0.21
Total annual fund operating expenses	1.42	0.86	0.69	0.65	0.42	0.35	1.39
Expense reimbursement	—	—	—	—	—	0.07[2]	—
Total annual fund operating expenses after expense reimbursement	1.42	0.86	0.69	0.65	0.42	0.28	1.39

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[3]	0.18	0.18	0.18	0.18	0.18	0.18	0.18
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.40	0.31	0.24	0.14	0.21	0.10	0.04
Total annual fund operating expenses	1.33	1.09	0.92	0.57	0.39	0.28	0.22
Expense reimbursement	—	0.05[2]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.33	1.04	0.92	0.57	0.39	0.28	0.22

2 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

3 Restated to reflect current fees.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$436	$239	$315	$61	$34	$23	$413	$245	$88	$319	$66	$43	$29	$142
3 years	566	434	453	192	106	71	548	449	274	465	208	135	105	440
5 years	708	750	603	335	185	124	694	776	477	625	362	235	189	761
10 years	1,120	1,441	1,040	750	418	280	1,120	1,202	1,061	1,087	810	530	436	1,669

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$135	$106	$94	$58	$40	$29	$23		1 year	$139	$145
3 years	421	342	293	183	125	90	71		3 years	434	449
5 years	729	596	509	318	219	157	124		5 years	750	776
10 years	1,601	1,324	1,131	714	493	356	280		10 years	1,441	1,202

American Funds Multi-Sector Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.22
Other expenses	0.10	0.10	0.16	0.16	0.14	0.06	0.16
Total annual fund operating expenses	0.73	1.43	0.74	0.74	0.47	0.39	0.71

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.16	0.13	0.21	0.21	0.19	0.14	0.16
Total annual fund operating expenses	1.49	0.96	0.79	0.79	0.52	0.47	1.49
Expense reimbursement	—	—	—	—	—	0.02[3]	—
Total annual fund operating expenses after expense reimbursement	1.49	0.96	0.79	0.79	0.52	0.45	1.49

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.40	0.26	0.21	0.16	0.19	0.10	0.06
Total annual fund operating expenses	1.48	1.19	1.04	0.74	0.52	0.43	0.39

3 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$447	$246	$324	$76	$48	$40	$420	$252	$98	$329	$81	$53	$46	$152
3 years	600	452	481	237	151	125	569	471	306	496	252	167	149	471
5 years	766	782	651	411	263	219	731	813	531	678	439	291	261	813
10 years	1,247	1,522	1,145	918	591	493	1,202	1,283	1,178	1,203	978	653	590	1,779

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$151	$121	$106	$76	$53	$44	$40		1 year	$146	$152
3 years	468	378	331	237	167	138	125		3 years	452	471
5 years	808	654	574	411	291	241	219		5 years	782	813
10 years	1,768	1,443	1,271	918	653	542	493		10 years	1,522	1,283

American Funds Strategic Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.24
Other expenses	0.13	0.13	0.14	0.16	0.15	0.04	0.18
Total annual fund operating expenses	0.71	1.41	0.67	0.69	0.43	0.32	0.70

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.18	0.13	0.20	0.21	0.15	0.12	0.11
Total annual fund operating expenses	1.46	0.91	0.73	0.74	0.43	0.40	1.39
Expense reimbursement	—	—	—	—	—	0.02[3]	—
Total annual fund operating expenses after expense reimbursement	1.46	0.91	0.73	0.74	0.43	0.38	1.39

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.32	0.24	0.17	0.12	0.19	0.08	0.04
Total annual fund operating expenses	1.35	1.12	0.95	0.65	0.47	0.36	0.32

3 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$445	$244	$317	$70	$44	$33	$419	$249	$93	$323	$76	$44	$39	$142
3 years	594	446	459	221	138	103	566	462	290	478	237	138	126	440
5 years	755	771	614	384	241	180	726	797	504	646	411	241	222	761
10 years	1,224	1,500	1,064	859	542	406	1,190	1,261	1,120	1,134	918	542	503	1,669

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$137	$114	$97	$66	$48	$37	$33		1 year	$144	$149
3 years	428	356	303	208	151	116	103		3 years	446	462
5 years	739	617	525	362	263	202	180		5 years	771	797
10 years	1,624	1,363	1,166	810	591	456	406		10 years	1,500	1,261

Short-Term Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.24
Other expenses	0.11	0.11	0.11	0.16	0.14	0.04	0.17
Total annual fund operating expenses	0.66	1.36	0.61	0.66	0.39	0.29	0.66

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.17	0.13	0.17	0.16	0.16	0.17	0.13
Total annual fund operating expenses	1.42	0.88	0.67	0.66	0.41	0.42	1.38
Expense reimbursement	—	—	—	—	—	0.07[2]	—
Total annual fund operating expenses after expense reimbursement	1.42	0.88	0.67	0.66	0.41	0.35	1.38

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.38	0.27	0.19	0.13	0.19	0.09	0.04
Total annual fund operating expenses	1.38	1.12	0.94	0.63	0.44	0.34	0.29

2 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

3 Restated to reflect current fees.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$316	$238	$311	$67	$40	$30	$316	$245	$90	$317	$67	$42	$36	$140
3 years	456	431	440	211	125	93	456	449	281	459	211	132	128	437
5 years	609	745	582	368	219	163	609	776	488	614	368	230	228	755
10 years	1,052	1,443	993	822	493	368	1,052	1,215	1,084	1,064	822	518	523	1,657

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$140	$114	$96	$64	$45	$35	$30		1 year	$138	$145
3 years	437	356	300	202	141	109	93		3 years	431	449
5 years	755	617	520	351	246	191	163		5 years	745	776
10 years	1,657	1,363	1,155	786	555	431	368		10 years	1,443	1,215

2. The “Annual fund operating expenses” table and the information under the heading “Example” in the “Fees and expenses of the fund” summary section of the prospectus for American Funds Emerging Markets Bond Fund is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[3]	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.24
Other expenses	0.21	0.21	0.20	0.22	0.20	0.09	0.25
Total annual fund operating expenses	0.97	1.67	0.91	0.93	0.66	0.55	0.95

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[3]	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.25	0.20	0.25	0.27	0.22	0.16	0.20
Total annual fund operating expenses	1.71	1.16	0.96	0.98	0.68	0.62	1.66
Expense reimbursement	—	—	—	—	—	0.02[2]	0.02[2]
Total annual fund operating expenses after expense reimbursement	1.71	1.16	0.96	0.98	0.68	0.60	1.64

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[3]	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.34	0.23	0.22	0.19	0.25	0.12	0.09
Total annual fund operating expenses	1.55	1.29	1.18	0.90	0.71	0.58	0.55
Expense reimbursement	—	0.01[2]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.55	1.28	1.18	0.90	0.71	0.58	0.55
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$470	$270	$341	$95	$67	$56	$444	$274	$118	$345	$100	$69	$61	$167
3 years	672	526	533	296	211	176	642	539	368	548	312	218	197	521
5 years	891	907	741	515	368	307	857	928	638	768	542	379	344	900
10 years	1,520	1,790	1,342	1,143	822	689	1,476	1,546	1,409	1,399	1,201	847	772	1,964

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$158	$130	$120	$92	$73	$59	$56		1 year	$170	$174
3 years	490	408	375	287	227	186	176		3 years	526	539
5 years	845	707	649	498	395	324	307		5 years	907	928
10 years	1,845	1,556	1,432	1,108	883	726	689		10 years	1,790	1,546

3. The table under the heading “Portfolio managers” in the “Management” section of the summary portion of the American Funds Multi-Sector Income Fund prospectus is amended in its entirety to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Damien J. McCann President	3 years	Partner – Capital Fixed Income Investors
Kirstie Spence Senior Vice President	3 years	Partner – Capital Fixed Income Investors
Scott Sykes Senior Vice President	3 years	Partner – Capital Fixed Income Investors
Shannon Ward Senior Vice President	3 years	Partner – Capital Fixed Income Investors
Xavier Goss Vice President	Less than 1 year	Vice President – Capital Fixed Income Investors

4. The information under the heading “The Capital SystemSM” in the “Management and organization” section of the American Funds Multi-Sector Income Fund prospectus is amended in its entirety to read as follows:

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Damien J. McCann	Investment professional for 22 years, all with Capital Research and Management Company or affiliate	3 years	Serves as a fixed income portfolio manager
Kirstie Spence	Investment professional for 26 years, all with Capital Research and Management Company or affiliate	3 years	Serves as a fixed income portfolio manager
Scott Sykes	Investment professional for 21 years in total, 17 years with Capital Research and Management Company or affiliate	3 years	Serves as a fixed income portfolio manager
Shannon Ward	Investment professional for 30 years in total, 5 years with Capital Research and Management Company or affiliate	3 years	Serves as a fixed income portfolio manager
Xavier Goss	Investment professional for 19 years in total; 1 year with Capital Research and Management Company or affiliate	Less than 1 year	Serves as a fixed income portfolio manager

Keep this supplement with your prospectus.

Lit. No. MFGEBS-515-0522P Printed in USA CGD/UW/10039-S88303

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY
/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY

Statement of Additional Information Supplement May 1, 2022

For the following funds with statements of additional information dated August 1, 2021 – March 1, 2022
(as supplemented to date):

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond Fund®

American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®

American Funds International Vantage FundSM American Funds Mortgage Fund® American Funds Multi-Sector Income FundSM American Funds Strategic Bond FundSM Short-Term Bond Fund of America®

Changes apply to all funds unless otherwise noted.

1. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the statement of additional information for American Funds Multi-Sector Income Fund is amended to read as follows. Footnotes in the statement of additional information remain unchanged.

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Damien J. McCann	Over $1,000,000	1	$10.2	None		None
Kirstie Spence	$100,001 – $500,000	3	$65.8	5	$4.89	5	$2.37
Scott Sykes	$100,001 – $500,000	3	$18.5	1	$1.24	12	$12.31
Shannon Ward	$100,001 – $500,000	6	$407.1	4	$10.58	1[4]	$0.29
Xavier Goss	$100,001 – $500,000	2	$10.7	None		None

2. Under the heading “Investment Advisory and Service Agreement” in the “Management of the fund” section of the statement of additional information for each of the funds listed above, except American Funds Multi-Sector Income Fund and American Funds International Vantage Fund, the date referenced in the second sentence of the third paragraph has been amended to
“May 1, 2023.”

3. The following information under the heading “Investment Advisory and Service Agreement” in the “Management of the fund” section of the statement of additional information for American Funds International Vantage Fund, is amended to read as follows:

The investment adviser is currently reimbursing a portion of the expenses of all the share classes of the fund. These reimbursements will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursements at that time. For the fiscal years ended October 31, 2021, 2020 and 2019, the total expenses reimbursed by the investment adviser were $612,000, $495,000 and $424,000, respectively.

Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.478%	$ 0	$15,000,000,000
0.450	15,000,000,000

4. The table under the heading “Investment Advisory and Service Agreement” in the “Management of the fund” section of the statement of additional information for each of the funds listed above, except American Funds Mortgage Fund and American Funds International Vantage Fund, is amended to read as follows:

American Funds Corporate Bond Fund

Rate	Net asset level
	In excess of	Up to
0.253%	$ 0	$15,000,000,000
0.212	15,000,000,000

American Funds Developing World Growth and Income Fund

Rate	Net asset level
	In excess of	Up to
0.649%	$ 0	$ 15,000,000,000
0.615	15,000,000,000

American Funds Emerging Markets Bond Fund

Rate	Net asset level
	In excess of	Up to
0.457%	$ 0	$15,000,000,000
0.428	15,000,000,000

American Funds Global Insight Fund

Rate	Net asset level
	In excess of	Up to
0.411%	$ 0	$15,000,000,000
0.390	15,000,000,000

American Funds Inflation Linked Bond Fund

Rate	Net asset level
	In excess of	Up to
0.252%	$ 0	$15,000,000,000
0.230	15,000,000,000

American Funds Multi-Sector Income Fund

Rate	Net asset level
	In excess of	Up to
0.332%	$ 0	$15,000,000,000
0.300	15,000,000,000

American Funds Strategic Bond Fund

Rate	Net asset level
	In excess of	Up to
0.280%	$ 0	$15,000,000,000
0.245	15,000,000,000

Short-Term Bond Fund of America

Rate	Net asset level
	In excess of	Up to
0.252%	$ 0	$15,000,000,000
0.230	15,000,000,000

5. The daily net asset level table under the heading “Investment Advisory and Service Agreement” in the “Management of the fund” section of the statement of additional information for American Funds Mortgage Fund is amended to read as follows:

Rate	Daily net asset level
	In excess of	Up to
0.155%	$ 0	$15,000,000,000
0.130	15,000,000,000

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-517-0522P Printed in USA CGD/TM/10149-S88306